DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments by Category
The following table presents the gross notional amount and estimated fair value of the Company’s derivatives:
Derivative Instruments by Category

	December 31, 2022			December 31, 2021
		Fair Value			Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
	(in millions)
Derivatives: designated for hedge accounting (1)
Cash flow hedges:
Currency swaps	$1,431	$99	$85	$921	$7	$42
Interest swaps	955	—	294	955	—	395
Total: designated for hedge accounting	2,386	99	379	1,876	7	437
Derivatives: not designated for hedge accounting (1)
Equity contracts:
Futures	4,320	—	—	2,213	—	—
Swaps	11,159	38	—	13,310	5	—
Options	39,863	7,549	3,396	48,380	12,015	5,059
Interest rate contracts:
Futures	12,693	—	—	12,455	—	—
Swaps	1,498	—	166	1,876	—	45
Swaptions	—	—	—	—	—	—
Credit contracts:
Credit default swaps	102	—	2	619	2	3
Currency contracts:
Currency swaps	397	4	13	541	1	—
Other freestanding contracts:
Margin	—	193	—	—	102	—
Collateral	—	142	4,469	—	178	6,154
Total: Not designated for hedge accounting	70,032	7,926	8,046	79,394	12,303	11,261

Embedded derivatives:
SCS, SIO, MSO and IUL indexed features (2)	—	—	4,077	—	—	6,641
Total embedded derivatives	—	—	4,077	—	—	6,641
Total derivative instruments	$72,418	$8,025	$12,502	$81,270	$12,310	$18,339
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(1)Reported in other invested assets in the consolidated balance sheets.
(2)Reported in policyholders’ account balances in the consolidated balance sheets.
The following table presents the effects of derivative instruments on the consolidated statements of income and comprehensive income (loss).
Derivative Instruments by Category

	Year Ended December 31, 2022				Year Ended December 31, 2021			Year Ended December 31, 2020
	Net Derivatives Gain(Losses) (1) (2)	NII (3)	Interest Credited To Policyholders Account Balances	AOCI	Net Derivatives Gain(Losses) (1) (2)	Interest Credited To Policyholders Account Balances	AOCI	Net Derivatives Gain(Losses) (1) (2)	Interest Credited To Policyholders Account Balances	AOCI
	(in millions)
Derivatives: Designated for hedge accounting
Cash flow hedges:
Currency Swaps	$19	$7	$(4)	$24	$(2)	$(45)	$5	$—	$—	$—
Interest Swaps	(86)	—	—	206	(69)	—	(87)	(9)	—	(87)
Total: Designated for hedge accounting	(67)	7	(4)	230	(71)	(45)	(82)	(9)	—	(87)
Derivatives: Not designated for hedge accounting
Equity contracts:
Futures	349	—	—	—	(607)	—	—	(955)	—	—
Swaps	2,626	—	—	—	(3,608)	—	—	(3,353)	—	—
Options	(2,752)	—	—	—	3,883	—	—	1,663	—	—
Interest rate contracts:
Futures	(1,645)	—	—	—	(727)	—	—	1,745	—	—
Swaps	(492)	—	—	—	(2,316)	—	—	2,832	—	—
Swaptions	—	—	—	—	—	—	—	9	—	—
Credit contracts:
Credit default swaps	8	—	—	—	1	—	—	—	—	—
Currency contracts:
Currency swaps	10	—	—	—	3	—	—	(2)	—	—
Total: Not designated for hedge accounting	(1,896)	—	—	—	(3,371)	—	—	1,939	—	—

Embedded Derivatives:
GMIB reinsurance contracts (4)	—	—	—	—	—	—	—	472	—	—
GMxB derivative features liability (4)	—	—	—	—	—	—	—	(2,238)	—	—
SCS, SIO, MSO and IUL indexed features	2,857	—	—	—	(3,760)	—	—	(1,693)	—	—
Total Embedded Derivatives	2,857	—	—	—	(3,760)	—	—	(3,459)	—	—

Total derivatives instruments	$894	$7	$(4)	$230	$(7,202)	$(45)	$(82)	$(1,529)	$—	$(87)
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(1)Reported in net derivative gains (losses) in the consolidated statements of income (loss).
(2)For the years ended December 31, 2022, 2021 and 2020, investment fees of $16 million, $15 million and $12 million, respectively, are reported in net derivative gains (losses) in the consolidated statements of income (loss).(3)Net Investment Income (“NII”)
Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following table presents a roll-forward of cash flow hedges recognized in AOCI.
Roll-forward of Cash flow hedges in AOCI

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Balance, beginning of period	$(208)	$(126)	$(38)
Amount recorded in AOCI
Currency swaps	29	(35)	—
Interest swaps	102	(183)	(108)
Total amount recorded in AOCI	131	(218)	(108)
Amount reclassified from AOCI to income
Currency swaps (1)	(5)	40	—
Interest swaps (1)	104	96	20
Total amount reclassified from AOCI to income	99	136	20
Balance, end of period (2)	$22	$(208)	$(126)
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(1)    Currency swaps reclassified from AOCI to income are reported in net investment income in the consolidated statements of income (loss). Interest swaps reclassified from AOCI to income are reported in net derivative gains (losses) in the consolidated statements of income (loss).
(2)    The Company does not estimate the amount of the deferred losses in AOCI at years ended December 31, 2022, 2021 and 2020 which will be released and reclassified into Net income (loss) over the next 12 months as the amounts cannot be reasonably estimated.

Schedule of Offsetting Financial Assets and Liabilities and Derivative Instruments
The following tables presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments as of December 31, 2022 and 2021:
Offsetting of Financial Assets and Liabilities and Derivative Instruments
As of December 31, 2022

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets (1)	Net Amount
	(in millions)
Assets:
Derivative assets	$8,024	$6,980	$1,044	$(848)	$196
Other financial assets	1,791	—	1,791	—	1,791
Other invested assets	$9,815	$6,980	$2,835	$(848)	$1,987

Liabilities:
Derivative liabilities	$7,577	$6,980	$597	$—	$597
Other financial liabilities	4,588	—	4,588	—	4,588
Other liabilities	$12,165	$6,980	$5,185	$—	$5,185
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(1)Financial instruments sent (held).
As of December 31, 2021

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets (1)	Net Amount
	(in millions)
Assets:
Derivative assets	$12,309	$10,724	$1,585	$(961)	$624
Other financial assets	1,325	—	1,325	—	1,325
Other invested assets	$13,634	$10,724	$2,910	$(961)	$1,949

Liabilities:
Derivative liabilities	$10,738	$10,724	$14	$—	$14
Other financial liabilities	3,502	—	3,502	—	3,502
Other liabilities	$14,240	$10,724	$3,516	$—	$3,516
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(1)Financial instruments sent (held).